UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1.	Schedule of Investments.

SELECT VALUE FUND- SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Common Stocks (95.8%)	SHARES	VALUE
Aerospace & Defense (2.3%)
Goodrich Corp.	150,000	$6,078,000
Airlines (1.9%)
Southwest Airlines Co.	300,000	4,998,000
Building Products (4.4%)
American Standard Cos., Inc. (a)	150,000	6,295,500
ElkCorp	200,000	5,430,000

		11,725,500

Chemicals (8.1%)
Agrium, Inc. (CAD) (b)	275,000	7,431,767
RPM International, Inc.	300,000	5,697,000
PPG Industries, Inc.	70,000	4,695,600
The Dow Chemical Co.	100,000	3,898,000

		21,722,367

Commercial Banks (5.0%)
SunTrust Banks, Inc.	90,000	6,955,200
Marshall & Ilsley Corp.	135,000	6,504,300

		13,459,500

Communications Equipment (2.6%)
Motorola, Inc.	275,000	6,875,000
Computers & Peripherals (4.7%)
Hutchinson Technology, Inc. (a)	300,000	6,309,000
Seagate Technology	270,000	6,234,300

		12,543,300

Diversified Consumer Services (2.0%)
H&R Block, Inc.	250,000	5,435,000
Diversified Financial Services (2.6%)
Bank of America Corp.	130,000	6,964,100
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	150,000	4,884,000
Electronic Equipment & Instruments (2.2%)
Avnet, Inc. (a)	300,000	5,886,000
Energy Equipment & Services (3.3%)
ShawCor, Ltd. (CAD) (b)	300,000	4,974,497
Grey Wolf, Inc. (a)	600,000	4,008,000

		8,982,497

Food & Staples Retailing (2.8%)
Wal-Mart Stores, Inc.	150,000	7,398,000
Food Products (2.5%)
Smithfield Foods, Inc. (a)	250,000	6,755,000
Gas Utilities (2.5%)
UGI Corp.	270,000	6,601,500
Household Durables (2.6%)
Toll Brothers, Inc. (a)	130,000	3,650,400
D. R. Horton, Inc.	135,000	3,233,250

		6,883,650

Industrial Conglomerates (2.6%)
Tyco International, Ltd.	250,000	6,997,500
Insurance (5.1%)
The Allstate Corp.	125,000	7,841,250
UnumProvident Corp.	300,000	5,817,000

		13,658,250

Machinery (1.4%)
Deere & Co.	45,000	3,775,950
Media (2.1%)
CBS Corp. (Class B)	200,000	5,634,000
Metals & Mining (5.7%)
Oregon Steel Mills, Inc. (a)	125,000	6,108,750
Alcoa, Inc.	200,000	5,608,000
Metal Management, Inc.	125,000	3,480,000

		15,196,750

Multi-Utilities (2.3%)
WPS Resources Corp.	125,000	6,203,750
Oil, Gas & Consumable Fuels (4.3%)
Anadarko Petroleum Corp.	140,000	6,136,200
ConocoPhillips Co.	90,000	5,357,700

		11,493,900

Paper & Forest Products (1.5%)
P.H. Glatfelter Co.	300,000	4,065,000
Pharmaceuticals (4.8%)
Pfizer, Inc.	270,000	7,657,200
Wyeth	100,000	5,084,000

		12,741,200

Road & Rail (4.0%)
J.B. Hunt Transport Services, Inc.	300,000	6,231,000
Union Pacific Corp.	50,000	4,400,000

		10,631,000

Semiconductors (2.4%)
MEMC Electronic Materials, Inc. (a)	175,000	6,410,250
Specialty Retail (2.7%)
Rent-A-Center, Inc. (a)	250,000	7,322,500
Thrifts & Mortgage Finance (3.2%)
Washington Mutual, Inc.	100,000	4,347,000
MGIC Investment Corp.	70,000	4,197,900

		8,544,900

Tobacco (2.4%)
Universal Corp.	180,000	6,575,400

TOTAL COMMON STOCKS (Cost $230,533,565)		$256,441,764

SHORT-TERM INVESTMENTS (5.5%)	PAR AMOUNT	VALUE
TIME DEPOSITS (5.5%)
Brown Brothers Harriman, 4.63% (+)	$14,823,967	$14,823,967

TOTAL SHORT-TERM INVESTMENTS (Cost $14,823,967)		$14,823,967

TOTAL INVESTMENTS (Cost $245,357,532) (101.3%)		$271,265,731
Other assets and liabilities, net (-1.3)%		(3,643,938)

TOTAL NET ASSETS (100.0%)		$267,621,793

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.

CAD	– Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

VALUE PLUS FUND-SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

COMMON STOCKS (92.9%)	SHARES	VALUE
Aerospace & Defense (6.6%)
Applied Signal Technology, Inc.	499,795	$7,416,958
Cubic Corp.	375,000	7,342,500

		14,759,458

Building Products (2.9%)
Apogee Enterprises, Inc.	425,000	6,464,250
Chemicals (1.9%)
CF Industries Holdings, Inc.	250,000	4,267,500
Commercial Banks (2.6%)
Chittenden Corp.	200,000	5,738,000
Commercial Services & Supplies (4.0%)
ABM Industries, Inc.	300,000	5,628,000
Kelly Services, Inc. (Class A)	125,000	3,426,250

		9,054,250

Communications Equipment (2.4%)
Inter-Tel, Inc.	250,000	5,400,000
Electronic Equipment & Instruments (1.1%)
Park Electrochemical Corp.	81,600	2,585,088
Energy Equipment & Services (6.3%)
TODCO (Class A) (a)	170,000	5,882,000
Tidewater, Inc.	110,000	4,860,900
Grey Wolf, Inc. (a)	500,000	3,340,000

		14,082,900

Health Care Equipment & Supplies (7.7%)
Wright Medical Group, Inc. (a)	300,000	7,275,000
Orthovita, Inc. (a)	1,128,572	3,938,716
STERIS Corp.	150,000	3,609,000
Criticare Systems, Inc. (a)(b)	625,000	2,437,500

		17,260,216

Insurance (5.5%)
UnumProvident Corp.	440,000	8,531,600
Horace Mann Educators Corp.	200,000	3,846,000

		12,377,600

Internet Software & Services (0.5%)
Zix Corp. (a)	1,837,500	1,139,250
IT Services (3.1%)
Perot Systems Corp. (Class A) (a)	500,000	6,895,000
Leisure Equipment & Products (6.6%)
Oakley, Inc.	500,000	8,525,000
Nautilus, Inc.	464,500	6,386,875

		14,911,875

Machinery (2.4%)
Federal Signal Corp.	350,000	5,337,500
Marine (5.1%)
Genco Shipping & Trading, Ltd.	500,000	11,330,000
Metals & Mining (1.0%)
Gerdau Ameristeel Corp.	239,000	2,182,070
Oil, Gas & Consumable Fuels (2.0%)
Callon Petroleum Co. (a)	325,000	4,407,000
Paper & Forest Products (3.3%)
Wausau-Mosinee Paper Corp.	550,000	7,425,000
Personal Products (2.5%)
Nu Skin Enterprises, Inc. (Class A)	321,500	5,632,680
Pharmaceuticals (2.7%)
Biovail Corp. (CAD) (c)	400,000	6,085,011
Road & Rail (1.9%)
RailAmerica, Inc. (a)	400,000	4,368,000
Semiconductors (2.2%)
Cohu, Inc.	275,000	4,903,250
Software (11.1%)
Mentor Graphics Corp. (a)	700,000	9,856,001
Parametric Technology Corp. (a)	475,000	8,293,500
Novell, Inc. (a)	1,100,000	6,732,000

		24,881,501

Specialty Retail (4.4%)
Casual Male Retail Group, Inc. (a)	500,000	6,865,000
Stein Mart, Inc.	200,000	3,042,000

		9,907,000

Textiles, Apparel & Luxury Goods (3.1%)
Stride Rite Corp.	500,000	6,980,000

TOTAL COMMON STOCKS (Cost $180,543,718)		$208,374,399

WARRANTS (0.1%)	SHARES	VALUE
Biotechnology (0.1%)
StemCells, Inc. (a)(d)	575,658	$132,401
GTC Biotherapeutics, Inc. (a)(d)	273,224	—
Internet Software & Services (0.0%)
Zix Corp. (a)(d)	198,000	—

TOTAL WARRANTS (Cost $34,153)		$132,401

SHORT-TERM INVESTMENTS (7.5%)	PAR AMOUNT	VALUE
TIME DEPOSITS (7.5%)
Brown Brothers Harriman, 4.63% (+)	$16,835,568	$16,835,568

TOTAL SHORT-TERM INVESTMENTS (Cost $16,835,568)		$16,835,568

TOTAL INVESTMENTS (Cost $197,413,439) (100.5%)		$225,342,368
Other assets and liabilities, net (-0.5%)		(1,194,802)

TOTAL NET ASSETS (100.0%)		$224,147,566

(a)	Non-income producing security.

(b)	Affiliated company. See Note 5 in Notes to Schedules of Investments.

(c)	Foreign-denominated security.

(d)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(+)	Time deposits are considered short term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.

CAD	– Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

VALUE FUND - SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

COMMON STOCKS (85.3%)	SHARES	VALUE
Aerospace & Defense (0.4%)
AAR Corp. (a)	150,000	$3,576,000
Allied Defense Group, Inc. (a)	200,000	3,290,000
Ducommun, Inc. (a)	58,400	1,089,744

		7,955,744

Air Freight & Logistics (0.2%)
AirNet Systems, Inc. (a)(b)	1,000,000	3,470,000
Airlines (2.4%)
Alaska Air Group, Inc. (a)	750,000	28,530,000
Midwest Air Group, Inc. (a)(b)	1,315,500	10,366,140
Mesa Air Group, Inc. (a)	503,500	3,907,160

		42,803,300

Auto Components (1.0%)
Hy-Drive Technologies, Ltd. (CAD) (a)(b)(c)	2,500,000	8,612,975
Noble International, Ltd.	400,000	5,004,000
Strattec Security Corp. (a)	90,300	3,455,781

		17,072,756

Biotechnology (2.1%)
Sirna Therapeutics, Inc. (a)(b)	5,000,000	27,850,000
Origin Agritech, Ltd. (a)	300,000	3,648,000
Discovery Laboratories, Inc. (a)	936,700	1,995,171
Isolagen, Inc. (a)(b)	485,400	1,674,630
Senesco Technologies, Inc. (a)(b)(d)	1,219,500	1,414,620
AP Pharma, Inc. (a)	800,000	856,000
OrthoLogic Corp. (a)(b)	203,200	264,160
Aphton Corp. (a)(b)(e)(f)(h)	375,000	—

		37,702,581

Building Products (0.7%)
Patrick Industries, Inc. (a)(b)	293,525	3,651,451
Maezawa Kasei Industries Co., Ltd. (JPY)(c)	200,000	3,019,219
Jacuzzi Brands, Inc. (a)	285,500	2,852,145
Aaon, Inc.	100,000	2,281,000

		11,803,815

Capital Markets (1.5%)
FirstCity Financial Corp. (a)(b)	811,800	8,580,726
eSPEED, Inc. (Class A) (a)	800,000	7,360,000
Stifel Financial Corp. (a)	200,000	6,348,000
LaBranche & Co., Inc. (a)	480,000	4,977,600

		27,266,326

Chemicals (1.1%)
Chemtura Corp.	750,000	6,502,500
Calgon Carbon Corp. (a)	1,000,000	4,420,000
A. Schulman, Inc.	151,900	3,571,169
Omnova Solutions, Inc. (a)	850,000	3,553,000
Quaker Chemical Corp.	100,600	1,956,670

		20,003,339

Commercial Banks (4.4%)
Sterling Financial Corp.	600,000	19,458,000
Associated Banc-Corp	450,000	14,625,000
Independent Bank Corp.	186,500	6,064,980
FNB Corp.	141,500	5,095,415
Renasant Corp.	162,300	4,555,761
AmeriServ Financial, Inc. (a)(d)	1,000,200	4,430,886
Tennessee Commerce Bancorp, Inc. (a)	125,000	2,762,500
Eastern Virginia Bankshares, Inc.	124,500	2,634,420
Capital Bank Corp.	145,000	2,547,650
BancTrust Financial Group, Inc.	88,000	2,454,320
Summit Bank Corp.	100,000	2,337,000
Simmons First National Corp. (Class A)	75,100	2,178,651
PAB Bankshares, Inc.	100,000	1,986,000
Texas Capital Bancshares, Inc. (a)	100,000	1,872,000
Merchants & Manufacturers Bancorp., Inc.	46,095	1,590,278
Guaranty Financial Corp. (d)(e)	10,388	1,381,604
Southern Community Financial Corp.	135,682	1,318,829
Fidelity Southern Corp.	61,113	1,106,145

		78,399,439

Commercial Services & Supplies (7.3%)
Hudson Highland Group, Inc. (a)(b)	2,252,100	22,070,579
The Geo Group, Inc. (a)	300,000	12,675,000
Exponent, Inc. (a)	600,000	10,002,000
Intersections, Inc. (a)(b)	1,000,000	9,230,000
Central Parking Corp.	548,000	9,042,000
SITEL Corp. (a)	3,000,000	9,030,000
Barrett Business Services, Inc. (a)(b)	400,000	8,588,000
FTI Consulting, Inc. (a)	300,000	7,518,000
LECG Corp. (a)	300,000	5,628,000
CompuDyne Corp. (a)(b)	750,000	4,575,000
Fuel-Tech N.V. (a)	300,000	4,467,000
Perma-Fix Environmental Services, Inc. (a)	2,000,000	4,140,000
RCM Technologies, Inc. (a)(b)	780,100	3,955,107
On Assignment, Inc. (a)	377,600	3,704,256
SM&A (a)	600,300	3,667,833
School Specialty, Inc. (a)	100,000	3,529,000
LESCO, Inc. (a)(b)	346,401	2,805,848
CDI Corp.	125,000	2,588,750
ABM Industries, Inc.	100,000	1,876,000

		129,092,373

Communications Equipment (7.3%)
InterDigital Communications Corp. (a)(b)	2,750,000	93,774,999
ParkerVision, Inc. (a)(b)	1,386,356	10,078,808
EMS Technologies, Inc. (a)	400,000	7,512,000
Lantronix, Inc. (a)(b)(d)	5,000,000	7,500,000
Aastra Technologies, Ltd. (CAD) (a)(c)	200,000	5,011,186
EFJ, Inc. (a)	600,000	4,452,000

		128,328,993

Computers & Peripherals (1.3%)
McDATA Corp. (Class A) (a)	2,807,757	14,123,018
SimpleTech, Inc. (a)	769,074	7,006,264
Hutchinson Technology, Inc. (a)	48,600	1,022,058

		22,151,340

Construction & Engineering (1.3%)
URS Corp. (a)	300,000	11,667,000
Modtech Holdings, Inc. (a)(b)	1,005,600	5,591,136
Comfort Systems USA, Inc.	300,000	3,438,000
Insituform Technologies, Inc. (Class A) (a)	100,000	2,428,000

		23,124,136

Diversified Consumer Services (2.2%)
Regis Corp.	400,000	14,340,000
Stewart Enterprises, Inc. (Class A)	1,500,000	8,790,000
The Princeton Review, Inc. (a)(b)(d)	1,615,000	8,365,700
Whitney Information Network, Inc. (b)(d)(e)(f)(g)	600,000	4,105,500
Educate, Inc. (a)	400,000	3,196,000

		38,797,200

Diversified Financial Services (0.2%)
Collection House, Ltd. (AUD)(c)	3,000,000	2,715,893
Electrical Equipment (1.0%)
Xantrex Technology, Inc. (CAD) (a)(c)	1,200,000	9,288,591
Powell Industries, Inc. (a)	300,000	6,639,000
China BAK Battery, Inc. (a)	303,200	2,037,504

		17,965,095

Electronic Equipment & Instruments (0.2%)
O.I. Corp. (b)(d)	245,900	2,459,000
MOCON, Inc.	200,000	1,932,000

		4,391,000

Energy Equipment & Services (4.5%)
Newpark Resources, Inc. (a)(b)	4,500,000	23,985,000
Gulf Island Fabrication, Inc. (b)	750,000	19,567,500
Input/Output, Inc. (a)	1,750,000	17,377,500
Bristow Group, Inc. (a)	200,000	6,880,000
Grey Wolf, Inc. (a)	1,000,000	6,680,000
NATCO Group, Inc. (Class A) (a)	200,000	5,760,000

		80,250,000

Food Products (1.6%)
Riken Vitamin Co., Ltd. (JPY) (c)(d)	400,000	10,193,888
Hanover Foods Corp. (Class A) (d)(e)	49,250	4,555,625
The Inventure Group, Inc. (a)(b)	1,900,622	4,523,480
Tasty Baking Co. (b)	426,577	3,894,648
John B. Sanfilippo & Son, Inc. (a)(b)	300,000	3,060,000
Monterey Gourmet Foods, Inc. (a)	547,257	2,068,631
NutraCea (a)	452,000	596,640

		28,892,912

Health Care Equipment & Supplies (3.5%)
STAAR Surgical Co. (a)(b)	2,000,000	15,040,000
Analogic Corp.	199,063	10,215,913
Fukuda Denshi Co., Ltd. (JPY)(c)(d)	300,000	9,296,419
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)	938,000	6,909,322
Invacare Corp.	250,000	5,880,000
Trinity Biotech (ADR) (a)	600,000	5,580,000
Osteotech, Inc. (a)(b)	1,082,000	4,425,380
STERIS Corp.	100,000	2,406,000
Medwave, Inc. (a)(b)	1,199,000	1,966,360

		61,719,394

Health Care Providers & Services (2.9%)
PDI, Inc. (a)(b)	1,110,000	12,898,200
Hooper Holmes, Inc.	3,000,000	10,110,000
BioScrip, Inc. (a)(b)	1,797,552	5,428,607
VistaCare, Inc. (a)	500,000	5,200,000
America Service Group, Inc. (a)	396,435	5,157,619
Medical Staffing Network Holdings, Inc. (a)	728,500	4,531,270
National Home Health Care Corp. (b)(d)	441,000	4,321,800
SRI/Surgical Express, Inc. (a)(b)(d)	500,000	2,175,000
Matria Healthcare, Inc. (a)	50,200	1,395,058

		51,217,554

Hotels, Restaurants & Leisure (0.7%)
Buca, Inc. (a)(b)	1,200,000	6,324,000
Champps Entertainment, Inc. (a)	468,446	2,848,152
Smith & Wollensky Restaurant Group, Inc. (a)(b)	574,400	2,590,544

		11,762,696

Household Durables (0.3%)
Helen of Troy, Ltd. (a)	200,000	3,512,000
Global-Tech Appliances, Inc. (a)(b)	304,100	745,045
Warderly International Holdings, Ltd. (HK) (a)(c)	10,000,000	352,999

		4,610,044

Household Products (0.5%)
Oil-Dri Corp. of America (b)(d)	562,500	8,521,875
Insurance (3.4%)
Presidential Life Corp.	1,000,000	22,370,000
SCPIE Holdings, Inc. (a)	358,000	8,427,320
Assured Guaranty, Ltd.	300,000	7,779,000
Clark, Inc.	438,300	4,939,641
Meadowbrook Insurance Group, Inc. (a)	400,000	4,504,000
Specialty Underwriters’ Alliance, Inc. (a)	525,000	4,357,500
PMA Capital Corp. (Class A) (a)	400,000	3,528,000
U.S.I. Holdings Corp. (a)	250,000	3,387,500
Financial Industries Corp. (a)(e)	154,031	1,324,667

		60,617,628

Internet Software & Services (0.1%)
Digitas, Inc. (a)	250,000	2,405,000
IT Services (3.6%)
Tier Technologies, Inc. (Class B) (a)(b)(e)	1,800,000	12,240,000
First Consulting Group, Inc. (a)(b)	1,250,000	12,187,500
TechTeam Global, Inc. (a)(b)	975,000	7,712,250
Dynamics Research Corp. (a)(b)	750,000	7,462,500
Keane, Inc. (a)	500,000	7,205,000
MAXIMUS, Inc.	250,000	6,525,000
Forrester Research, Inc. (a)	150,000	3,946,500
Analysts International Corp. (a)(b)	1,600,000	3,376,000
Anacomp, Inc. (Class A) (a)(b)(d)(e)	349,600	2,272,400

		62,927,150

Leisure Equipment & Products (0.3%)
Leapfrog Enterprises, Inc. (a)	479,800	3,804,814
Excelligence Learning Corp. (a)(e)	76,500	946,305
Corgi International, Ltd. (ADR) (a)(b)(d)	563,000	591,150

		5,342,269

Life Sciences, Tools and Services (1.7%)
Cambrex Corp.	500,000	10,355,000
Third Wave Technologies, Inc. (a)	1,500,000	6,720,000
PAREXEL International Corp. (a)	200,000	6,618,000
MEDTOX Scientific, Inc.(a)(b)	508,750	5,001,013
Stratagene Corp.	200,000	1,296,000

		29,990,013

Machinery (3.7%)
Badger Meter, Inc. (b)	591,200	14,892,328
Federal Signal Corp.	600,000	9,150,000
Robbins & Myers, Inc.	275,700	8,524,644
Flanders Corp. (a)	800,000	6,848,000
MFRI, Inc. (a)(b)	400,000	5,920,000
Met-Pro Corp.	400,000	5,252,000
Portec Rail Products, Inc. (b)	533,600	5,122,560
Alamo Group, Inc.	150,600	3,424,644
Railpower Technologies Corp. (CAD) (a)(c)	1,880,300	2,995,019
Astec Industries, Inc. (a)	100,000	2,525,000
Wabash National Corp.	100,000	1,369,000

		66,023,195

Marine (0.3%)
Quintana Maritime, Ltd.	500,000	5,125,000
Media (2.4%)
Alliance Atlantis Communications, Inc. (Class B)(CAD) (a)(c)	650,000	20,154,362
Lions Gate Entertainment Corp. (a)	1,200,000	12,012,000
Horipro, Inc. (JPY) (c)	700,000	6,774,194
Saga Communications, Inc. (a)	250,000	1,935,000
SPAR Group, Inc. (a)(b)(d)	1,228,000	1,289,400
Emak Worldwide, Inc. (a)(b)	109,083	687,223

		42,852,179

Metals & Mining (2.8%)
High River Gold Mines, Ltd. (CAD) (a)(c)	9,500,000	18,957,495
LionOre Mining International, Ltd. (CAD) (a)(c)	1,750,000	10,680,089
Northwest Pipe Co. (a)	250,000	7,500,000
PolyMet Mining Corp. (CAD) (a)(c)	1,750,000	5,434,004
North American Tungsten Corp. Ltd. (CAD) (a)(b)(c)	5,050,700	3,841,696
Constellation Copper Corp. (CAD) (a)(c)	2,000,000	2,863,535

		49,276,819

Multiline Retail (1.2%)
Duckwall-ALCO Stores, Inc. (a)(b)	380,400	14,158,488
Fred's, Inc.	350,000	4,417,000
Tuesday Morning Corp.	250,000	3,470,000

		22,045,488

Oil, Gas & Consumable Fuels (4.5%)
Sherritt International Corp. (CAD) (c)	2,906,000	25,354,362
Clayton Williams Energy, Inc. (a)(b)	548,760	16,627,428
Plains Exploration & Production Co. (a)	300,000	12,873,000
Far East Energy Corp. (a)(b)	7,500,000	8,550,000
Rossetta Resources, Inc. (a)	400,000	6,868,000
Forest Oil Corp. (a)	200,000	6,318,000
Quest Resource Corp. (a)	300,000	2,664,000

		79,254,790

Paper and Forest Products (0.1%)
Buckeye Technologies, Inc. (a)	216,800	1,842,800
Personal Products (0.3%)
Nature’s Sunshine Products, Inc. (e)	467,000	4,880,150
Natrol, Inc. (a)(b)	828,997	1,185,466

		6,065,616

Pharmaceuticals (1.7%)
Biovail Corp. (CAD) (c)	950,000	14,451,902
Fuji Pharmaceutical Co., Ltd. (JPY) (c)	499,000	5,771,179
Caraco Pharmaceutical Laboratories, Ltd. (a)	500,000	5,080,000
ASKA Pharmaceutical Co., Ltd. (JPY) (c)	500,000	4,364,575
Access Pharmaceuticals, Inc. (a)(b)(e)	18,500	20,350

		29,688,006

Real Estate (1.4%)
Medical Properties Trust, Inc.	822,000	11,006,580
Capital Lease Funding, Inc.	700,000	7,763,000
Government Properties Trust, Inc.	750,000	6,765,000

		25,534,580

Road & Rail (2.0%)
RailAmerica, Inc. (a)	1,350,000	14,742,000
Marten Transport, Ltd. (a)	700,000	11,963,000
Saia, Inc. (a)	200,000	6,520,000
Smithway Motor Xpress Corp. (Class A) (a)	129,676	1,075,014
Covenant Transport, Inc. (Class A) (a)	50,096	611,672

		34,911,686

Semiconductors (2.3%)
Axcelis Technologies, Inc. (a)	2,000,000	14,120,000
Skyworks Solutions, Inc. (a)	2,500,000	12,975,000
Lattice Semiconductor Corp. (a)	1,000,000	6,820,000
hi/fn, inc. (a)(b)	1,000,000	4,710,000
FSI International, Inc. (a)	500,000	2,875,000

		41,500,000

Software (2.7%)
Actuate Corp. (a)(b)	4,000,000	17,679,999
Quovadx, Inc. (a)(b)(d)	3,700,000	9,657,000
PLATO Learning, Inc. (a)	750,000	4,777,500
EPIQ Systems, Inc. (a)	303,500	4,464,485
OPNET Technologies, Inc. (a)	261,550	3,428,921
MetaSolv, Inc. (a)	1,000,000	3,030,000
Agile Software Corp. (a)	400,000	2,612,000
ePlus, Inc. (a)	241,509	2,354,713

		48,004,618

Specialty Retail (0.5%)
Rent-A-Center, Inc. (a)	200,000	5,858,000
Shoe Carnival, Inc. (a)	100,000	2,522,000
America’s Car-Mart, Inc. (a)	59,900	985,355

		9,365,355

Textiles, Apparel & Luxury Goods (0.8%)
Hampshire Group, Ltd. (a)(b)	465,540	5,763,386
Ashworth, Inc. (a)	608,431	4,167,752
Phoenix Footwear Group, Inc. (a)(b)(d)	750,000	3,502,500

		13,433,638

Thrifts & Mortgage Finance (0.6%)
Pacific Premier Bancorp, Inc. (a)(b)	265,700	3,188,400
Riverview Bancorp, Inc.	172,000	2,322,000
Franklin Bank Corp. (a)	100,000	1,988,000
Timberland Bancorp, Inc.	50,000	1,755,000
B of I Holding, Inc. (a)	207,297	1,347,431

		10,600,831

Trading Companies & Distributors (0.3%)
Industrial Distribution Group, Inc. (a)	300,000	2,652,000
Aceto Corp.	300,000	2,112,000

		4,764,000

TOTAL COMMON STOCKS (Cost $1,101,742,422)		$1,511,588,466

CONVERTIBLE PREFERRED STOCKS (0.0%)	SHARES	VALUE
Biotechnology (0.0%)
Aphton Corp. (a)(b)(e)(f)(h)	2,500	$—

Household Durables (0.0%)
Ronco Corp. (a)(b)(d)(e)(f)(g)	1,762,186	—

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,655,000)		$—

WARRANTS (0.3%)	SHARES	VALUE
Biotechnology (0.3%)
Senesco Technologies, Inc. (a)(b)(e)	50,000	$—
Sirna Therapuetics, Inc. (a)(b)(e)	1,440,000	5,256,000

Commercial Services & Supplies (0.0%)		5,256,000

Waste Services, Inc. (a)(e)	25,000	—
Communications Equipment (0.0%)
ParkerVision, Inc. (a)(b)(e)	375,000	—
Diversified Consumer Services (0.0%)
Whitney Information Network, Inc. (a)(b)(d)(e)(f)	300,000	522,750
Health Care Equipment & Supplies (0.0%)
Medwave, Inc.(a)(b)(e)	37,250	—
Software (0.0%)
VocalTec Communications, Ltd. (a)(e)	222,500	—

TOTAL WARRANTS (Cost $0)		$5,778,750

SHORT-TERM INVESTMENTS (14.4%)	PAR AMOUNT	VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (9.9%)*
U.S. Treasury Bills, 10/19/06, 4.77%*	$125,000,000	$124,699,750
U.S. Treasury Bills, 11/2/06, 4.61%*	50,000,000	49,792,620

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES		$174,492,370

TIME DEPOSITS (4.5%)
Brown Brothers Harriman, 4.63% (+)	80,105,045	80,105,045

TOTAL SHORT-TERM INVESTMENTS (Cost $254,611,138)		$254,597,415

TOTAL INVESTMENTS (Cost $1,362,008,560) (100.0%)		$1,771,964,631
Other assets and liabilities, net (0.0%)		(857,876)

TOTAL NET ASSETS (100.0%)		$1,771,106,755

(a)	Non-income producing security.

(b)	Affiliated company. See Note 5 in Notes to Schedules of Investments.

(c)	Foreign-denominated security.

(d)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.

(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(f)	Restricted security. See Note 2(h) in Notes to the Schedules of Investments.

(g)	Currently in default of the penalty payment due in cash to the preferred stockholders for the delay in the effective date of the registration statement. The registration statement covers the common stock into which the convertible preferred stock held are convertible.

(h)	Filed for bankruptcy.

(*)	The rate denoted is the effective yield as of September 30, 2006.

(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.

ADR	– American Depositary Receipt.

AUD	– Australian issuer.

CAD	– Canadian issuer.

HK	– Hong Kong issuer.

JPY	– Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2006 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management (investment) company under the Investment Company Act of 1940. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, were issued by the Corporation at September 30, 2006.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At September 30, 2006, 0.1% and 2.1% of the Value Plus and Value Funds’ net assets, respectively, were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions no later than one business day after trade date. For financial reporting purposes, however transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of futures contracts involves, to varying degrees, elements of market risk. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There were no futures positions held at September 30, 2006.

(e)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. There were no short positions held at September 30, 2006.

(f)	The Funds may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. The Value Fund had the following transactions in written covered call options during the nine-month period ended September 30, 2006:

Value Fund	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2005	—	—
Options written	4,000	$884,088
Options expired	—	—
Options closed	—	—

Balance at September 30, 2006	4,000	$884,088

The following is a summary of written covered call options outstanding as of September 30, 2006:

Value Fund	NUMBER OF CONTRACTS	VALUE
InterDigital Communications, Inc., $40.00, 1/20/07	2,000	$280,000
InterDigital Communications, Inc., $45.00, 1/20/07	2,000	90,000

		$370,000

(g)	At September 30, 2006, 5.3% of the Value Fund’s net assets, were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. At September 30, 2006, the Value Fund held restricted securities representing 0.3% of net assets. The restricted securities held as of September 30, 2006 are identified below:

SECURITY	ACQUISITION DATE	ACQUISITION COST	SHARES	FAIR VALUE
Value Fund
Aphton Corp. (Common Stock)	11/09/2005	$128,625	375,000	$—
Aphton Corp. (Convertible Preferred Stock)	11/09/2005	—	2,500	—
Ronco Corp. (Convertible Preferred Stock)	6/24/2005	5,655,000	1,762,186	—
Whitney Information Network, Inc. (Common Stock)	11/01/2005	2,700,000	600,000	4,105,500
Whitney Information Network, Inc. (Warrants)	11/01/2005	—	300,000	522,750

(i)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. There were no forward currency exchange contracts at September 30, 2006.

(j)	Each Fund may purchase securities on a when-issued basis. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but generally the securities are not issued, and delivery and payment for such obligations does not occur until a future date that may be a month or more after the purchase date. Obligations purchased on a when-issued basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s net asset value. On the date a Fund enters into an agreement to purchase securities on a when-issued basis, it will record the transaction and reflect the value of the obligation in determining its net asset value. In addition, the respective Fund will segregate cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities having a value at least equal to the Fund’s obligation under the position. There were no when-issued securities held at September 30, 2006.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(l)	The preparation of the Schedules of Investments in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(3)	Investment Transactions and Income Tax Basis Information

During the nine-month period ended September 30, 2006, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$208,595,150	$112,024,520
Value Plus Fund	87,766,654	155,972,869
Value Fund	570,252,269	830,837,217

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION ON INVESTMENTS
Select Value Fund	$245,357,532	$31,045,421	$(5,137,222)	$25,908,199
Value Plus Fund	197,413,439	34,994,128	(7,065,199)	27,928,929
Value Fund	1,362,964,274	467,853,358	(58,853,001)	409,000,357

(4)	Litigation

On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement of a consolidated class action brought by shareholders of the Heartland High-Yield Municipal Bond Fund and the Short Duration High-Yield Municipal Fund (together, the “High-Yield Funds”), in which the Corporation, Heartland Advisors, Inc. (the “Advisor”), the High-Yield Funds and certain other parties were named as defendants. The litigation arose out of a repricing of the securities in the High-Yield Funds in October 2000. Under the terms of the settlement, the Corporation, the Advisor, the High-Yield Funds and certain related parties were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors, or officers were required to contribute to the settlement fund (although an affiliate of the Advisor did make a substantial contribution to facilitate settlement). Subsequently, all other suits filed by persons who opted out of the class action settlement were also settled without any contribution from the Corporation, its Funds, directors or officers. The High-Yield Funds, which had been in receivership since March 2001, were liquidated in December 2004.

On December 11, 2003, the SEC filed a civil complaint in United States District Court for the Eastern District of Wisconsin (Civil Action No. 03C1427) relating to the High-Yield Funds against the Advisor; William J. Nasgovitz, President of the Advisor, President and a director of the Corporation and member of the Heartland Value Fund portfolio management team; Paul T. Beste, Chief Operating Officer of the Advisor, Vice President and Secretary of the Corporation; Kevin D. Clark, an officer of the Advisor; Hugh Denison, a former director of the Corporation who presently serves as Senior Vice President of the Advisor and as a member of the portfolio management team for the Heartland Select Value Fund and Heartland Value Fund; certain former officers of the Advisor; and others.

The SEC alleges various violations of the federal securities laws with respect to the pricing of securities owned by the High- Yield Funds and the related calculation of the High-Yield Funds’ net asset value per share from March 2000 to March 2001; disclosures in the prospectus, other SEC filings and promotional materials for the High-Yield Funds relating to risk management, credit quality, liquidity and pricing; breach of fiduciary duty; the sale in September and October 2000 by certain individual defendants of shares of the High-Yield Funds while in possession of material, non-public information about those funds; and the disclosure of material, non-public information to persons who effected such sales. The SEC seeks civil penalties and disgorgement of all gains received by the defendants as a result of the conduct alleged in the complaint, a permanent injunction against the defendants from further violations of the applicable federal securities laws, and such other relief as the court deems appropriate.

In February 2004, the Advisor and Messrs. Nasgovitz, Beste, Denison, and Clark filed their answers to the SEC’s complaint, denying the allegations and claims made therein and raising affirmative defenses.

The complaint does not involve the Corporation, the Heartland Select Value, Value Plus or Value Funds, any portfolio manager of the Funds (other than Mr. Nasgovitz and Mr. Denison) or any of the current independent directors of the Corporation. However, an adverse outcome for the Advisor and/or its officers named in the complaint could result in an injunction that would bar the Advisor from serving as investment advisor to the Funds or bar such officers from continuing to serve in their official capacities for the Advisor. The Advisor has advised the Funds that, if these results occur, the Advisor will seek exemptive relief from the SEC to permit it to continue serving as investment advisor to the Funds. There is no assurance that the SEC will grant such exemptive relief.

(5)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the Funds held 5% or more of their outstanding voting securities at anytime during the nine-month period ended September 30, 2006:

VALUE PLUS FUND

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2006	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2006	DIVIDENDS	REALIZED GAINS (LOSSES)
Criticare Systems, Inc.	625,000	—	—	625,000	$—	$—

					$—	$—

VALUE FUND

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2006	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2006	DIVIDENDS	REALIZED GAINS (LOSSES)
Access Pharmaceuticals, Inc.	1,253,400	394,680	1,629,580	18,500	$—	$(3,866,433)
Actuate Corp.	4,000,000	—	—	4,000,000	—	—
AirNet Systems, Inc.	1,000,000	—	—	1,000,000	—	—
American Physicians Service Group, Inc.	185,649	—	185,649	—	—	1,698,143
Anacomp, Inc. (Class A)	350,000	—	400	349,600	—	(5,216)
Analysts International Corp.	1,600,000	—	—	1,600,000	—	—
Aphton Corp.	1,483,771	1,250,000	2,733,771	—	—	(3,108,265)
Aphton Corp.	375,000	—	—	375,000	—	—
Aphton Corp. (convertible preferred stock)	2,500	—	—	2,500	—	—
Asia Pacific Wire & Cable Corp., Ltd.	1,137,300	—	1,137,300	—	—	(1,423,904)
Badger Meter, Inc. (1)	800,000	—	208,800	591,200	151,636	5,349,945
Barrett Business Services, Inc.	555,600	—	155,600	400,000	—	3,564,571
Bioscrip, Inc.	1,000,000	1,500,000	702,448	1,797,552	—	(2,850,186)
Buca, Inc.	1,010,000	190,000	—	1,200,000	—	—
Clayton Williams Energy, Inc.	600,000	—	51,240	548,760	—	1,080,154
CompuDyne Corp.	636,600	113,400	—	750,000	—	—
Corgi International, Ltd. (ADR)	563,000	—	—	563,000	—	—
Duckwall - ALCO Stores, Inc.	400,000	—	19,600	380,400	—	296,937
Dynamic Research Corp.	—	750,000	—	750,000	—	—
Emak Worldwide, Inc.	524,413	25,587	440,917	109,083	—	(2,288,771)
Far East Energy Corp.	5,000,000	2,500,000	—	7,500,000	—	—
First Consulting Group, Inc.	1,000,000	250,000	—	1,250,000	—	—
FirstCity Financial Corp.	479,100	332,700	—	811,800	—	—
Genitope Corp.	1,364,620	635,380	2,000,000	—	—	(10,222,606)
Global - Tech Appliances, Inc.	1,181,200	—	877,100	304,100	—	(2,194,952)
Gulf Island Fabrication, Inc.	456,200	293,800	—	750,000	131,250	—
Hampshire Group, Ltd.	500,000	—	34,460	465,540	—	505,255
hi/fn, inc.	—	1,000,000	—	1,000,000	—	—
Hudson Highland Group, Inc.	—	2,330,000	77,900	2,252,100	—	(465,345)
Hy - Drive Technologies, Ltd.	2,739,891	1,680,234	1,920,125	2,500,000	—	4,401,496
Hy - Drive Technologies, Ltd. (warrants)	1,395,234	—	1,395,234	—	—	—
InterDigital Communications Corp.	3,000,000	—	250,000	2,750,000	—	3,181,327
Intersections, Inc.	950,000	130,000	80,000	1,000,000	—	(327,641)
Isolagen, Inc.	2,162,244	237,756	1,914,600	485,400	—	(593,600)
John B. Sanfilippo & Son, Inc.	750,000	—	450,000	300,000	—	(2,369,781)
Lantronix, Inc.	5,000,000	—	—	5,000,000	—	—
Lesco, Inc.	403,599	346,401	403,599	346,401	—	(2,598,701)
MEDTOX Scientific, Inc.	508,750	—	—	508,750	—	—
Medwave, Inc.	1,050,000	149,000	—	1,199,000	—	—
Medwave, Inc. (warrants)	—	37,250	—	37,250	—	—
MFRI, Inc.	463,200	—	63,200	400,000	—	131,628
Midwest Air Group, Inc.	1,315,500	—	—	1,315,500	—	—
Modtech Holdings, Inc.	—	1,005,600	—	1,005,600	—	—
Mothers Work, Inc.	525,975	—	525,975	—	—	10,032,617
National Home Health Care Corp.	441,000	—	—	441,000	99,225	—
Natrol, Inc.	1,250,000	—	421,003	828,997	—	(706,719)
Newpark Resources, Inc.	2,500,000	2,500,000	500,000	4,500,000	—	(1,088,710)
North American Tungsten Corp., Ltd.	—	5,050,700	—	5,050,700	—	—
O.I. Corp.	245,900	—	—	245,900	36,885	—
Oil - Dri Corp. of America (2)	562,500	—	—	562,500	175,500	—
OrthoLogic Corp.	3,100,000	34,800	2,931,600	203,200	—	(7,338,402)
Osteotech, Inc.	1,090,000	92,000	100,000	1,082,000	—	(499,160)
Outlook Group Corp.	300,000	—	300,000	—	54,000	2,222,338
Pacific Premier Bancorp, Inc.	—	265,700	—	265,700	—	—
ParkerVision, Inc.	—	1,500,000	113,644	1,386,356	—	458,215
ParkerVision, Inc. (warrants)	—	375,000	—	375,000	—	—
Patrick Industries, Inc.	293,525	—	—	293,525	—	—
PDI, Inc.	1,134,209	175,791	200,000	1,110,000	—	(1,144,914)
Phoenix Footwear Group, Inc.	646,700	103,300	—	750,000	—	—
Portec Rail Products, Inc.	—	533,600	—	533,600	6,000	—
Quovadx, Inc.	3,677,400	22,600	—	3,700,000	—	—
RCM Technologies, Inc.	780,100	—	—	780,100	—	—
Ronco Corp. (convertible preferred stock)	1,500,000	262,186	—	1,762,186	—	—
Senesco Technologies, Inc.	1,300,000	—	80,500	1,219,500	—	(158,491)
Senesco Technologies, Inc. (warrants)	50,000	—	—	50,000	—	—
Sirna Therapeutics, Inc.	5,000,000	—	—	5,000,000	—	—
Sirna Therapeutics, Inc. (warrants)	1,440,000	—	—	1,440,000	—	—
Smith & Wollensky Restaurant Group, Inc.	574,400	—	—	574,400	—	—
SPAR Group, Inc.	1,228,000	—	—	1,228,000	—	—
SRI/Surgical Express, Inc.	600,000	—	100,000	500,000	—	(1,043,542)
STAAR Surgical Co.	2,000,000	—	—	2,000,000	—	—
Sunterra Corp.	750,000	250,000	1,000,000	—	—	(4,625,081)
Tasty Baking Co.	305,200	121,377	—	426,577	61,973	—
TechTeam Global, Inc.	8,900	966,100	—	975,000	—	—
The Inventure Group, Inc. (3)	1,710,622	190,000	—	1,900,622	—	—
The Princeton Review, Inc.	1,200,000	415,000	—	1,615,000	—	—
Tier Technologies, Inc. (Class B)	1,000,000	800,000	—	1,800,000	—	—
Vesta Insurance Group, Inc.	2,000,000	—	2,000,000	—	—	(5,384,988)
WatchGuard Technologies, Inc.	2,229,305	—	2,229,305	—	—	(392,445)
Whitney Information Network, Inc.	600,000	—	—	600,000	753,885	—
Whitney Information Network, Inc. (warrants)	300,000	—	—	300,000	—	—

					$1,470,354	$(21,775,227)

(1)	2:1 Stock Split on 6/16/06.
(2)	5:4 Stock Split on 9/11/06.
(3)	Formerly known as Poore Brothers, Inc.

Item 2.	Controls and Procedures.

(a) The registrant’s management, with the participation of its principal executive officer and principal financial officer has evaluated effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), within 90 days of the filing date of this report. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date November 28, 2006

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Accounting Officer

Date November 28, 2006